First Trust Dow Jones Select MicroCap Index Fund Expense Example, No Redemption - First Trust Dow Jones Select MicroCap Index Fund - First Trust Dow Jones Select MicroCap Index Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 61
Expense Example, No Redemption, 3 Years	203
Expense Example, No Redemption, 5 Years	357
Expense Example, No Redemption, 10 Years	$ 806